Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%
Equity price level restatement for tax purposes	(9.68%)	1.75%
Tax effect due to intangible assets impairment		(25.44%)
Permanent and other differences (*)	0.30%	(0.51%)
Totals	(22.80%)	0.81%
Amount calculated by using the statutory rates	$ 57,096	$ (199,317)
Equity price level restatement for tax purposes	(20,471)	(12,883)
Tax effect due to intangible assets impairment		187,825
Permanent and other differences	(4,297)	3,789
Net expense for income taxes	$ (43,287)	$ 6,007
Percentage of inflation indexation adjustments	2.30%	1.40%
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	34.00%	36.00%
Effect of rates subsidiary	0.83%	1.28%
Exchange differences due to investments	3.85%	(4.75%)
Effect of rates subsidiary	$ 1,764	$ (9,441)
Exchange differences due to investments	8,134	35,075
Net expense for income taxes	$ (8,266)	$ 39,423
United States [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	24.10%	25.30%
Exchange differences due to investments	0.74%	(0.13%)
Exchange differences due to investments	$ 1,566	$ 949
New York [member]
Disclosure of geographical areas [line items]
Effect of rates subsidiary	(0.24%)	(0.00%)
Effect of rates subsidiary	$ (505)	$ 10